Goodwill and Other Intangible Assets - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	May 14, 2018	Mar. 08, 2018	Dec. 31, 2017		Aug. 25, 2017	Jan. 01, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	€ 44,235			€ 40,264	[1]			€ 40,287	[1]
Weighted average amortization period	1 and 25 years
Intangible assets excluding software [member]
Disclosure of reconciliation of changes in goodwill [line items]
Additions other than through business combinations, intangible assets other than goodwill	€ 383
Acquired in process R and D [member]
Disclosure of reconciliation of changes in goodwill [line items]
Acquired R and D starting to be amortized in the period				9
Marketed products [member]
Disclosure of reconciliation of changes in goodwill [line items]
Identifiable intangible assets recognised as of acquisition date	€ 15,500			10,600				8,400
Weighted average amortization period	10 years
Concentration risk percentage	93.00%
Trademarks [member]
Disclosure of reconciliation of changes in goodwill [line items]
Identifiable intangible assets recognised as of acquisition date	€ 100			200				200
Weighted average amortization period	12 years
Lyxumia and Soliqua [member] | Acquired in process R and D [member]
Disclosure of reconciliation of changes in goodwill [line items]
Acquired R and D starting to be amortized in the period								€ 52
Immuno-oncology product Libtayo [member] | Acquired in process R and D [member]
Disclosure of reconciliation of changes in goodwill [line items]
Acquired R and D starting to be amortized in the period	€ 348
Bioverativ [member]
Disclosure of reconciliation of changes in goodwill [line items]
Identifiable intangible assets recognised as of acquisition date			€ 8,113
Goodwill	€ 2,676		€ 2,676
Weighted average amortization period	13 years
Ablynx N.V [member]
Disclosure of reconciliation of changes in goodwill [line items]
Identifiable intangible assets recognised as of acquisition date		€ 2,409
Goodwill	€ 1,372	€ 1,372
Acquisition of Boehringer Inhelheim's Consumer Healthcare business [member]
Disclosure of reconciliation of changes in goodwill [line items]
Identifiable intangible assets recognised as of acquisition date							€ 3,771
Goodwill				2,222			€ 2,222
Protein Sciences [member]
Disclosure of reconciliation of changes in goodwill [line items]
Identifiable intangible assets recognised as of acquisition date				776		€ 776
Goodwill				€ 117

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).